Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1. Summary of Significant Accounting Policies

Basis of Financial Statement Presentation

The accounting policies of Citizens Holding Company and its subsidiary conform to generally accepted accounting principles (“GAAP”) in the United States of America and to general practices within the banking industry. The consolidated financial statements of Citizens Holding Company include the accounts of its wholly-owned subsidiary, The Citizens Bank of Philadelphia, Mississippi (collectively, the “Company”). All significant intercompany transactions have been eliminated in consolidation.

Nature of Business

The Citizens Bank of Philadelphia, Mississippi (the “Bank”) operates under a state bank charter and provides general banking services. As a state bank, the Bank is subject to regulations of the Mississippi Department of Banking and Consumer Finance and the Federal Deposit Insurance Company. The Company is also subject to the regulations of the Federal Reserve. The area served by the Bank is east central and southern counties of Mississippi and the surrounding areas. Services are provided at several branch offices.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.

While management uses available information to recognize losses on loans and to value foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Cash, Due from Banks and Interest Bearing Deposits with Other Banks

For the purpose of reporting cash flows, cash and due from banks includes cash on hand and demand deposits. Cash flows from loans originated by the Company, deposits, and federal funds purchased and sold are reported net in the statement of cash flows. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits. The Company was not required to maintain an average reserve balance by the Federal Reserve Bank at December 31, 2017 and 2016.

Interest-bearing deposits with other banks mature within one year and are carried at cost.

Investment Securities

In accordance with the investments topic of the Accounting Standards Codification (“ASC”), securities are classified as “available-for-sale,” “held-to-maturity” or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no trading securities.

Securities Available-for-Sale

Securities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as available-for-sale (“AFS”). Securities available-for-sale are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of shareholders’ equity.

Securities Held to Maturity

Securities that are held-to-maturity (“HTM”) are those securities that the Company has the positive intent and ability to hold until maturity. These securities cannot be sold in response to the risk factors discussed above for available for sale securities. These securities are reported at book value. As of December 31, 2017 and 2016, there were no securities classified as HTM.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings. The amortization of premiums and accretion of discounts are recognized in interest income.

The Company periodically reviews its securities for impairment based upon a number of factors, including but not limited to, length of time and extent to which the fair value has been less than cost, the likelihood of the security’s ability to recover any decline in its fair value, financial condition of the underlying issuer, ability of the issuer to meet contractual obligations and ability to retain the security for a period of time sufficient to allow for recovery in fair value. Impairments on securities are recognized when management, based on its analysis, deems the impairment to be other-than-temporary. Disclosures about unrealized losses in the Company’s securities portfolio that have not been recognized as other-than-temporary impairments are provided in Note 2.

Loans and Allowance for Loan Losses

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an allowance for loan losses. The Company has no loans held-for-sale.

Unearned income includes deferred fees net of deferred direct incremental loan origination cost. Unearned income attributable to loans held with a maturity of more than one year is recognized as income or expense over the life of the loan.

Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned income and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For impaired loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on impaired loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments. Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.

A loan is impaired when management determines that it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.

Troubled debt restructurings (“TDR”) are those for which concessions have been granted to the borrower due to a deterioration of the borrower’s financial condition. Such concessions may include reduction in interest rates or deferral of interest or principal payments. In evaluating whether to restructure a loan, management analyzes the long-term financial condition of the borrower, including guarantor and collateral support, to determine whether the proposed concessions will increase the likelihood of repayment of principal and interest. TDR are classified as performing, unless they are on nonaccrual status of 90 days or more delinquent, in which case they are considered nonperforming.

The allowance for loan losses is established through a provision for loan losses charged against net income. Loans determined to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance represents an amount, which, in management’s judgment, will be adequate to absorb estimated probable losses on existing loans that may become uncollectible. In order to determine an adequate level of allowance, management utilizes a model that calculates the allowance for loan loss by applying an average historical charge-off percentage by loan segment and over a 20 quarter period of time with the most current quarters weighted to show the effect of the most recent chargeoff activity to the current loan balances in the corresponding loan segment. Additionally, for loan balances over $100,000, specific reserves on an individual loan basis may be applied in addition to the allowance calculated using the model. This specific reserve is determined by an extensive review of the borrower’s credit history, capacity to pay, adequacy of collateral and general economic conditions related to the respective loan. This specific reserve will stay in place until such time that the borrower’s obligation is satisfied or the loan is greatly improved.

Large groups of small-balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

Bank Premises, Furniture, Fixtures and Equipment

The Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets, which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Other Real Estate Owned

Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the allowance for loan losses. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of other real estate owned are reflected as other income (expense).

Cash Surrender Value of Life Insurance

The Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the balance sheet date. Changes in the value of the policies are classified in non-interest income.

Intangible Assets

Intangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10 years. At December 31, 2017, all core deposit intangibles had been fully amortized. Goodwill and other intangible assets with indefinite lives are not amortized but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense. At December 31, 2017 and 2016, the Company had $3,149,657 in goodwill included in other assets.

Trust Assets

Assets held by the trust department of the Company in its fiduciary or agency capacities are not assets of the Company and are not included in the consolidated financial statements.

Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Comprehensive Income (Loss)

Comprehensive income includes net earnings reported in the consolidated statements of income, changes in unrealized gain (loss) on securities available-for-sale and changes in unrealized losses on securities transferred from AFS to HTM reported as a component of shareholders’ equity. Unrealized gain (loss) on securities available-for-sale and changes in unrealized losses on securities transferred from AFS to HTM, net of related income taxes, were the only components of accumulated other comprehensive income for the Company. At December 31, 2016, all HTM securities had been called and therefore there were no remaining unrealized losses on securities transferred from AFS to HTM.

Net Income Per Share

Net income per share-basic is computed by dividing net income by the weighted average number of common shares outstanding during the year. Net income per share-diluted is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options and restricted stock grants. The effect of the dilutive shares for the years 2017, 2016 and 2015 is illustrated in the following table.

	2017	2016	2015

Basic weighted average shares outstanding	4,878,691	4,865,968	4,872,064
Dilutive effect of stock options	17,157	9,670	2,077

Dilutive weighted average shares outstanding	4,895,848	4,875,638	4,874,141

Net income	$3,703,548	$6,736,654	$7,588,901

Net income per share-basic	$0.76	$1.38	$1.56
Net income per share-diluted	$0.76	$1.38	$1.56

Advertising Costs

Advertising costs are charged to expense when incurred. Advertising expense was $649,612, $783,303 and $793,282 for the years ended December 31, 2017, 2016 and 2015, respectively.

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally United States Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged by the secured party.

Reclassifications

Certain information for 2015 and 2016 has been reclassified to conform to the financial presentation for 2017. Such reclassifications had no effect on net income or shareholders’ equity.

Stock-Based Compensation

At December 31, 2017, the Company had outstanding grants under two stock-based compensation plans, which are the 1999 Directors’ Stock Compensation Plan and the 2013 Incentive Compensation Plan. Compensation expense for option grants and restricted stock awards is determined based on the estimated fair value of the stock options and restricted stock on the applicable grant or award date. The Company has elected to account for forfeitures in compensation cost when they occur as permitted under the guidance in ASC 718, “Compensation—Stock Compensation” (“ASC 718”). Expense associated with the Company’s stock-based compensation is included under the line item “Salaries and benefits” on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718, “Compensation – Stock Compensation.” See Note 17 for further details regarding the Company’s stock-based compensation.

Subsequent Events

The Company has evaluated, for consideration of recognition or disclosure, subsequent events that have occurred through the date of issuance of its financial statements, and has determined that no significant events occurred after December 31, 2017 but prior to the issuance of these financial statements that would have a material impact on its Consolidated Financial Statements.

Recently Issued Accounting Pronouncements

The Financial Accounting Standards Board (FASB) has issued Accounting Standards Update (ASU) No. 2016-01, Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities, which finalizes Proposed ASU Nos. 2013-220 and 2013-221 and seeks to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. Among the many targeted improvements to U.S. GAAP in ASU No. 2016-01 are (1) requiring equity investments, except those accounted for under the equity method of accounting or those that result in consolidation of the investee, to be measured at fair value with changes in fair value recognized in net incomes; (2) simplifying the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (3) eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities; and (4) clarifying that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. Further, ASU No. 2016-01 applies to all entities that hold financial assets or owe financial liabilities. For public business entities, the amendments in ASU No. 2016-01 are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application by public business entities to financial statements of fiscal years or interim periods that have not yet been issued or, by all other entities, that have not yet been made available for issuance of certain amendments identified in this Update are permitted as of the beginning of the fiscal year of adoption. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position.

FASB has issued an Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842), intended to improve financial reporting about leasing transactions. The ASU affects all companies and other organizations that lease assets such as real estate, airplanes, and manufacturing equipment. The ASU will require organizations that lease assets—referred to as “lessees”—to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Under the new guidance, a lessee will be required to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current GAAP—which requires only capital leases to be recognized on the balance sheet—the guidance in the ASU will require both types of leases to be recognized on the balance sheet. The ASU also will require disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. These disclosures include qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. For public business entities, the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The ASU is intended to simplify various aspects of accounting for share-based compensation arrangements, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For example, the new guidance requires all excess tax benefits and tax deficiencies related to share-based payments to be recognized in income tax expense, and for those excess tax benefits to be recognized regardless of whether it reduces current taxes payable. The ASU also allows an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. The Company has elected to account for forfeitures in compensation cost when they occur as permitted by the ASU. For public companies, these amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The adoption did not have a material impact on the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which creates a new credit impairment standard for financial instruments. The existing incurred loss model will be replaced with a current expected credit loss (“CECL”) model for both originated and acquired financial instruments carried at amortized cost and off-balance sheet credit exposures, including loans, loan commitments, held-to-maturity debt securities, financial guarantees, net investment in leases, and most receivables. Recognized amortized cost financial assets will be presented at the net amount expected to be collected through an allowance for credit losses. Expected credit losses on off-balance sheet credit exposures will be recognized through a liability. Expected credit losses on available-for-sale (“AFS”) debt securities will also be recognized through an allowance, however the allowance for an individual AFS debt security will be limited to the amount by which fair value is below amortized cost. Unlike current guidance, which requires certain favorable changes in expected cash flows to be accreted into interest income, both favorable and unfavorable changes in expected credit losses (and therefore the allowance) will be recognized through credit loss expense as they occur. With the exception of purchased financial assets with a more than insignificant amount of credit deterioration since origination, for which the initial allowance will be added to the purchase price of the assets, the initial allowance on financial assets subject to the scope (whether originated or acquired) will be recognized through credit loss expense. Expanded disclosures will also be required. Transition will generally be on a modified retrospective basis, with certain prospective application transition provisions for securities for which other-than-temporary impairment had previously been recognized and for assets that had previously been accounted for in accordance with Subtopic 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality. The ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company does not intend to early adopt. The Company is currently evaluating the impact of adopting this new guidance on its consolidated financial statements and does not expect the impact to be significant.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which is an update to FASB Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers” (“ASC 606”). ASU 2014-09 provides guidance that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. In August 2015, the FASB issued ASU 2015-14, which deferred the effective date of this standard to annual and interim periods beginning after December 15, 2017. While the Company is currently evaluating the impact ASU 2014-09 will have on its financial position and results of operations, and its financial statement disclosures, the recognition of revenue for a majority of the Company’s income streams, including interest income earned on loans and leases, is governed by other accounting standards and is specifically excluded from the coverage of ASC 606. The Company’s revenue covered by ASC 606, the most significant of which is service charges on deposit accounts, are generally based on day-to-day contracts with Company customers and is not impacted by the new guidance. The Company adopted the standard in the first quarter of 2018 and, at the time of this filing, does not expect to record a cumulative effect adjustment to the opening retained earnings as any adjustment was determined to be immaterial. The Company will include newly applicable revenue disclosures in future filings.

In February 2018, FASB issued ASU 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220)” (“ASU 2018-02”). The amendments in ASU 2018-02 allow a reclassification from accumulated other comprehensive income to retained earnings to eliminate the stranded tax effects in accumulated other comprehensive income resulting from the Tax Cuts and Jobs Act. ASU 2018-02 will be effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted, including adoption in any interim period, for public companies for reporting periods for which financial statements have not yet been issued. The Company elected to early adopt ASU 2018-02 and, as a result, reclassified $1,588,198 from accumulated other comprehensive income to retained earnings as of December 31, 2017. The reclassification impacted the Consolidated Balance Sheet and the Consolidated Statement of Changes in Shareholders’ Equity as of and for the twelve months ended December 31, 2017.